Intangible assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Intangible assets
Intangible assets other than goodwill at beginning of period	¥ 25,277	¥ 43,066
Intangible assets other than goodwill at end of period	19,554	25,277	¥ 43,066
Software
Intangible assets
Intangible assets other than goodwill at beginning of period	25,277	43,066
Intangible assets other than goodwill at end of period	19,554	25,277	43,066
Gross carrying amount | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	113,807	111,418	107,583
Purchases	2,689	2,450	3,922
Disposals			(24)
Exchange adjustments	(68)	(61)	(63)
Intangible assets other than goodwill at end of period	116,428	113,807	111,418
Accumulated amortization: | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	(87,797)	(67,615)	(46,237)
Disposals			2
Charge for the year	(8,406)	(20,175)	(21,400)
Exchange adjustments	54	(7)	(20)
Intangible assets other than goodwill at end of period	(96,149)	(87,797)	(67,615)
Impairment | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	(733)	(737)	(341)
Charge for the year			(423)
Exchange adjustments	8	4	27
Intangible assets other than goodwill at end of period	¥ (725)	¥ (733)	¥ (737)